Goodwill - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Goodwill [Abstract]
Balance at the beginning of the year	$ 256,310	$ 252,232
Acquisitions	105	3,153
Functional currency translation adjustments	(4,887)	925
Balance at year end	$ 251,528	$ 256,310